Common Stock - Additional Information (Detail) - Rigetti Computing, Inc [Member] - shares	3 Months Ended
	Mar. 31, 2022	Mar. 02, 2022	Dec. 31, 2021
Conversion of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	134,050,472
Common Stock, Voting Rights	one vote
Preferred stock, shares issued	0		0
Preferred stock, Outstanding	0		0
Preferred stock, authorized	10,000,000	10,000,000	0